PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 115,489
Right-of-use assets	4,400	$ 4,100
Balance, end of period	124,268	115,489
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	103,008
Balance, end of period	112,314	103,008
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	31,074
Balance, end of period	34,930	31,074
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(18,593)
Balance, end of period	(22,976)	(18,593)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	10,968	8,539
Additions, net of disposals and assets reclassified as held for sale	1,289	(182)
Acquisitions through business combinations	3,224	2,172
Foreign currency translation	(558)	(158)
Fair value changes	1,039	1,113
Depreciation expenses	(523)	(513)
Impairment loss recognised in profit or loss, property, plant and equipment	(120)	26
Balance, end of period	15,362	10,968
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	11,568	9,420
Additions, net of disposals and assets reclassified as held for sale	1,202	207
Acquisitions through business combinations	3,224	2,172
Foreign currency translation	(638)	(193)
Fair value changes	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	15,367	11,568
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	881	393
Additions, net of disposals and assets reclassified as held for sale	28	(657)
Acquisitions through business combinations	0	0
Foreign currency translation	(35)	(2)
Fair value changes	1,039	1,113
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(120)	26
Balance, end of period	1,794	881
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,481)	(1,274)
Additions, net of disposals and assets reclassified as held for sale	59	268
Acquisitions through business combinations	0	0
Foreign currency translation	115	37
Fair value changes	0	0
Depreciation expenses	(523)	(513)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	(1,799)	(1,481)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	15,549	14,097
Additions, net of disposals and assets reclassified as held for sale	1,856	1,488
Acquisitions through business combinations	1,502	2,518
Foreign currency translation	(786)	(305)
Depreciation expenses	(1,848)	(1,501)
Impairment loss recognised in profit or loss, property, plant and equipment	137	(226)
Balance, end of period	16,370	15,549
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	21,083	18,601
Additions, net of disposals and assets reclassified as held for sale	1,443	1,120
Acquisitions through business combinations	1,502	2,518
Foreign currency translation	(967)	(336)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	23,024	21,083
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,022)
Balance, end of period	(841)	(1,022)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(4,512)	(3,631)
Additions, net of disposals and assets reclassified as held for sale	372	271
Acquisitions through business combinations	0	0
Foreign currency translation	170	34
Depreciation expenses	(1,848)	(1,501)
Impairment loss recognised in profit or loss, property, plant and equipment	0	14
Balance, end of period	(5,813)	(4,512)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,022)	(873)
Additions, net of disposals and assets reclassified as held for sale	41	97
Acquisitions through business combinations	0	0
Foreign currency translation	11	(3)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	137	(240)
Balance, end of period	(841)	(1,022)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	6,600	7,000
Property, plant and equipment [member] | Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	1,000	986
Property, plant and equipment [member] | Real Estate | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	43	(29)
Property, plant and equipment [member] | Real Estate | Costs | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	11	(38)
Property, plant and equipment [member] | Real Estate | Accumulated Fair Value Changes | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	1	8
Property, plant and equipment [member] | Real Estate | Accumulated depreciation | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	31	1
Property, plant and equipment [member] | Private Equity and Other | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	(40)	(522)
Property, plant and equipment [member] | Private Equity and Other | Costs | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	(37)	(820)
Property, plant and equipment [member] | Private Equity and Other | Accumulated depreciation | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	5	301
Property, plant and equipment [member] | Private Equity and Other | Accumulated Impairment | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	$ (8)	$ (3)